Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Hire Expenses Recognized and Paid for Vessel Leases Excluded from Operating Lease Right-of-Use Assets and Liabilities

Charter hire expenses recognized and paid for vessels time chartered in, that are excluded from operating lease right-of-use asset and lease liability recognition due to original duration of not more than one year, were as follows:

Description	Location in consolidated statements of income	2024	2023	2022
Vessels operating leases	Charter-in expenses	1,320,063	10,505,532	3,412,929

Schedule of Right-of-Use Assets and Lease Liabilities

Right-of-use assets and lease liabilities as of December 31, 2024 and 2023 were as follows:

Description	Location in balance sheet	December 31, 2024	December 31, 2023
Non-current assets:
Office leases	Right-of-use assets from operating leases	412,828	394,401
Vessel lease	Right-of-use assets from operating leases	4,634,662	13,645,941
		5,047,490	14,040,342
Liabilities:
Office leases	Operating lease liabilities, current portion	254,877	275,322
Vessel lease	Operating lease liabilities, current portion	4,634,662	9,011,280
Lease liabilities - current portion		4,889,539	9,286,602
Office leases	Operating lease liabilities, non-current portion	179,593	119,079
Vessel lease	Operating lease liabilities, non-current portion	-	4,634,661
Lease liabilities – non-current portion		179,593	4,753,740

Schedule of Future Lease Payments for Operating Leases

The aggregate future lease payments for the Company’s operating leases that have been recognized within ROU assets as of December 31, 2024 were as follows:

2025	4,952,033
2026	153,390
2027	33,667
Total lease payments	5,139,090
Less: imputed interest	(69,958)
Present value of lease liabilities	5,069,132

Summary of Lease Expenses

The table below presents the components of the Company’s lease expenses.

Description	Location in consolidated statements of income	2024	2023	2022
Lease expense for office leases	Operating lease expenses	390,632	289,442	182,606
Lease expense for vessel lease	Operating lease expenses	9,476,459	7,788,392	3,332,420
Total		9,867,091	8,077,834	3,515,026